Other liabilities and provisions - Activity (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Beginning balance	€ 2,013
Usage	(2,013)
Addition	1,448
Ending balance	1,448
Employee bonus
Disclosure of other provisions [line items]
Beginning balance	397
Usage	(397)
Addition	334
Ending balance	334
Liabilities from payroll
Disclosure of other provisions [line items]
Beginning balance	301
Usage	(301)
Addition	237
Ending balance	237
Accruals for commissions
Disclosure of other provisions [line items]
Beginning balance	38
Usage	(38)
Addition	236
Ending balance	236
Accrual for warranty
Disclosure of other provisions [line items]
Beginning balance	241
Usage	(241)
Addition	228
Ending balance	228
Accruals for compensation of supervisory board
Disclosure of other provisions [line items]
Beginning balance	180
Usage	(180)
Addition	180
Ending balance	180
Accruals for vacation and overtime
Disclosure of other provisions [line items]
Beginning balance	190
Usage	(190)
Addition	124
Ending balance	124
Accruals for licenses
Disclosure of other provisions [line items]
Beginning balance	62
Usage	(62)
Addition	68
Ending balance	68
Accruals for education and training
Disclosure of other provisions [line items]
Addition	41
Ending balance	41
Restructuring.
Disclosure of other provisions [line items]
Beginning balance	604
Usage	€ (604)